Note 21 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Trade accounts receivable	3,733	(135)	(1,963)
Other accounts receivable	(2,547)	(451)	16
Prepaid expenses and other	(5,942)	(4,466)	(1,772)
Inventory	(345)	74	52
Accounts payable	1,768	(1,065)	1,428
Accrued liabilities	3,265	2,570	(592)
Income taxes payable	(1,550)	(2,423)	6,326
Operating leases	546	–	–
Deferred revenue	(4,184)	2,047	902
	(5,256)	(3,849)	4,397